Derivative instruments and hedging activities (Tables)	6 Months Ended
Sep. 30, 2017
Derivative instruments and hedging activities
Concentration of exposures to credit risk in OTC derivatives

	Billions of yen
	March 31, 2017
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥21,829	¥(19,905)	¥(1,590)	¥334

	Billions of yen
	September 30, 2017
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥20,161	¥(18,228)	¥(1,544)	¥389

Volume of derivative activity in statement of financial position

		Billions of yen
		March 31, 2017
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥35,732	¥1,032	¥1,250
Interest rate contracts	2,656,681	15,355	15,193
Credit contracts	38,735	497	641
Foreign exchange contracts	369,421	6,437	6,093
Commodity contracts	2,229	1	4

Total	¥3,102,798	¥23,322	¥23,181

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,338	¥36	¥—
Foreign exchange contracts	417	1	3

Total	¥1,755	¥37	¥3

Total derivatives	¥3,104,553	¥23,359	¥23,184

		Billions of yen
		September 30, 2017
		Derivative assets	Derivative liabilities
	Total Notional(1)	Fair value	Fair value(1)
Derivatives used for trading and non-trading purposes(2)(3):
Equity contracts	¥35,030	¥1,111	¥1,243
Interest rate contracts	2,974,408	14,086	13,917
Credit contracts	37,046	626	619
Foreign exchange contracts	375,944	5,989	5,620
Commodity contracts	508	8	1

Total	¥3,422,936	¥21,820	¥21,400

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,349	¥30	¥—
Foreign exchange contracts	476	1	5

Total	¥1,825	¥31	¥5

Total derivatives	¥3,424,761	¥21,851	¥21,405

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(3)	As of March 31, 2017 and September 30, 2017, the amounts reported include derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Offsetting of derivatives instruments and related collateral amounts

	Billions of yen		Billions of yen
	March 31, 2017(6)		September 30, 2017
	Derivative assets	Derivative liabilities(1)	Derivative assets	Derivative liabilities(1)
Equity contracts
OTC settled bilaterally	¥808	¥916	¥866	¥915
Exchange-traded	224	334	245	328
Interest rate contracts
OTC settled bilaterally	7,777	7,381	7,457	7,083
OTC centrally-cleared	7,603	7,807	6,649	6,825
Exchange-traded	11	5	9	9
Credit contracts
OTC settled bilaterally	376	512	485	471
OTC centrally-cleared	120	128	140	147
Exchange-traded	1	1	1	1
Foreign exchange contracts
OTC settled bilaterally	6,354	5,992	5,900	5,513
OTC centrally-cleared	84	104	90	112
Commodity contracts
OTC settled bilaterally	—	3	0	0
Exchange-traded	1	1	8	1

Total gross derivative balances(2)	¥23,359	¥23,184	¥21,850	¥21,405
Less: Amounts offset in the consolidated balance sheets(3)	(22,322)	(22,270)	(20,763)	(20,560)

Total net amounts reported on the face of the consolidated balance sheets(4)	¥1,037	¥914	¥1,087	¥845
Less: Additional amounts not offset in the consolidated balance sheets(5)
Financial instruments and non-cash collateral	(187)	(110)	(327)	(69)

Net amount	¥850	¥804	¥760	¥776

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2017, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥136 billion and ¥267 billion, respectively. As of September 30, 2017, the gross balance of such derivative assets and derivative liabilities was ¥190 billion and ¥318 billion, respectively.
(3)	Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2017, Nomura offset a total of ¥1,642 billion of cash collateral receivables against net derivative liabilities and ¥1,694 billion of cash collateral payables against net derivative assets. As of September 30, 2017, Nomura offset a total of ¥1,509 billion of cash collateral receivables against net derivative liabilities and ¥1,712 billion of cash collateral payables against net derivative assets.
(4)	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.

(5)	Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 and ASC 815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2017, a total of ¥197 billion of cash collateral receivables and ¥484 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2017, a total of ¥137 billion of cash collateral receivables and ¥376 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.
(6)	During the year ended March 31, 2017, the rules of a specific central clearing house were amended such that daily variation margin payments and receipts against specific types of derivative now legally represent partial settlement of the derivative rather than margin. These payments and receipts are accounted for as partial settlement of the derivative rather than cash collateral.

Derivative amounts included in consolidated statements of income

	Billions of yen
	Six months ended September 30
	2016	2017
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(61)	¥128
Interest rate contracts	87	(266)
Credit contracts	(5)	128
Foreign exchange contracts	(1)	3
Commodity contracts	11	8

Total	¥31	¥1

	Billions of yen
	Three months ended September 30
	2016	2017
Derivatives used for trading and non-trading purposes(1)(2):
Equity contracts	¥(22)	¥78
Interest rate contracts	5	(177)
Credit contracts	(4)	48
Foreign exchange contracts	97	15
Commodity contracts	(7)	16

Total	¥69	¥(20)

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.
(2)	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2016 and 2017, these amounts have not been separately presented as net gains (losses) for these non-trading derivatives were not significant.

Fair value hedges

	Billions of yen
	Six months ended September 30
	2016	2017
Derivatives designated as hedging instruments:
Interest rate contracts	¥2	¥4
Foreign exchange contracts	10	2

Total	¥12	¥6

Hedged items:
Long-term borrowings	¥(2)	¥(4)
Non-trading debt securities	(10)	(2)

Total	¥(12)	¥(6)

	Billions of yen
	Three months ended September 30
	2016	2017
Derivatives designated as hedging instruments:
Interest rate contracts	¥(3)	¥11
Foreign exchange contracts	0	1

Total	¥(3)	¥12

Hedged items:
Long-term borrowings	¥3	¥(11)
Non-trading debt securities	0	(1)

Total	¥3	¥(12)

Net investment hedges

	Billions of yen
	Six months ended September 30
	2016	2017
Hedging instruments:
Foreign exchange contracts	¥15	¥5

Total	¥15	¥5

	Billions of yen
	Three months ended September 30
	2016	2017
Hedging instruments:
Foreign exchange contracts	¥0	¥11

Total	¥0	¥11

(1)	The portion of gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2016 and 2017. The amount of gains (losses) was not significant during the three months ended September 30, 2016 and 2017.

Written credit derivatives and purchased credit protection

	Billions of yen
	March 31, 2017
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(17)	¥12,029	¥2,908	¥4,497	¥3,414	¥1,210	¥9,536
Credit default indices	(26)	5,130	697	1,558	2,188	687	3,265
Other credit risk related portfolio products	5	445	166	253	19	7	312
Credit-risk related options and swaptions	—	—	—	—	—	—	—

Total	¥(38)	¥17,604	¥3,771	¥6,308	¥5,621	¥1,904	¥13,113

	Billions of yen
	September 30, 2017
		Maximum potential payout/Notional					Notional
	Carrying value (Asset) / Liability(1)	Total	Years to maturity				Purchased credit protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(22)	¥10,032	¥2,487	¥3,942	¥2,403	¥1,200	¥7,582
Credit default indices	(57)	4,732	853	1,166	2,119	594	2,568
Other credit risk related portfolio products	4	471	257	176	29	9	326
Credit-risk related options and swaptions	0	3	—	—	—	3	3

Total	¥(75)	¥15,238	¥3,597	¥5,284	¥4,551	¥1,806	¥10,479

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

Written credit derivatives by external credit rating of underlying asset

	Billions of yen
	March 31, 2017
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥843	¥1,186	¥3,658	¥4,211	¥1,486	¥645	¥12,029
Credit default indices	171	27	3,284	1,017	474	157	5,130
Other credit risk related portfolio products	19	—	1	3	119	303	445
Credit-risk related options and swaptions	—	—	—	—	—	—	—

Total	¥1,033	¥1,213	¥6,943	¥5,231	¥2,079	¥1,105	¥17,604

	Billions of yen
	September 30, 2017
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥627	¥925	¥2,786	¥3,845	¥1,350	¥499	¥10,032
Credit default indices	194	59	1,894	1,844	579	162	4,732
Other credit risk related portfolio products	17	—	5	129	126	194	471
Credit-risk related options and swaptions	—	—	—	—	3	—	3

Total	¥838	¥984	¥4,685	¥5,818	¥2,058	¥855	¥15,238

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.